SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical) - USD ($) $ in Thousands			12 Months Ended
	Nov. 08, 2024	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Professional fees expense			$ 2,728	$ 2,370	$ 2,233
Bonus amount	$ 150
Chairman and Former CEO [member]
IfrsStatementLineItems [Line Items]
Professional fees expense		$ 55		70
Bonus amount				260
Milestone bonus amount				240	$ 260
CFO [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			2,000
CEO [member]
IfrsStatementLineItems [Line Items]
Professional fees expense	$ 50			$ 27
Two directors [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			1,000
April 2024 direct offering [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			105,000
August 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			80
April 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			340
October 2024 registered direct offering [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			1,750
December 2024 registered direct offering [member]
IfrsStatementLineItems [Line Items]
Professional fees expense			$ 5,000